DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600






                                   March 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter New York Municipal Money Market Trust
   File 33-32763
   Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 1998.

                                   Very truly yours,
                               /s/ Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary



cc:  Randolph Koch
     Barry Fink